Short-term debt (Tables)	3 Months Ended
Mar. 31, 2022
Short-term debt.
Schedule of short-term debt

Short-term debt

in € THOUS

	March 31,	December 31,
	2022	2021
Commercial paper program	555,687	715,153
Borrowings under lines of credit	413,946	463,091
Other	82	109
Short-term debt from unrelated parties	969,715	1,178,353
Short-term debt from related parties (see note 3 c)	145,500	77,500
Short-term debt	1,115,215	1,255,853